Revenue (Contract liabilities) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract Liabilities Abstract
Beginning of year	$ 106,569	$ 45,372
Additions	144,893	159,712
Recognized in revenue	(169,640)	(98,532)
Effect of movements in exchange rates	(9)	17
End of year	$ 81,813	$ 106,569